Taxation - Schedule of effective income tax rate reconciliation (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Taxation [Abstract]
Statutory income tax rate	25.00%	25.00%	25.00%
Permanent differences	3.00%	0.00%	5.00%
Tax effect of preferential tax treatment and tax difference of statutory rate in other jurisdictions	(11.00%)	(9.00%)	(5.00%)
Change in valuation allowance	(17.00%)	(16.00%)	(31.00%)
Effective income tax rate	0.00%	0.00%	(6.00%)